Equity Method Investments (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
The Company's share of losses of associates	$ (1,095)	$ (1,200)
The Company's share of other comprehensive income (loss) of associates	(68)	106
The Company's share of total comprehensive income (loss) of associates	$ (1,163)	$ (1,094)